Consolidation of subsidiaries (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
	Jan. 15, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Consolidation of subsidiaries
Assets		R$ 4,235,757	R$ 2,370,403
Total equity		870,391	626,862	R$ 461,877	R$ 426,563
Net income for the year		478,794	127,779	R$ 35,490
PagSeguro Brazil
Consolidation of subsidiaries
Assets		7,553,504
Liabilities		6,686,516
Total equity		866,988
Net income for the year		R$ 478,781
Ownership - %		99.99%
Level		Direct
Net+Phone
Consolidation of subsidiaries
Assets		R$ 1,018,218
Liabilities		974,260
Total equity		43,958	44,317
Net income for the year		R$ (8,441)
Ownership - %		99.99%
Level		Indirect
Boa Compra
Consolidation of subsidiaries
Assets		R$ 629,246
Liabilities		609,284
Total equity		19,962	R$ 12,034
Net income for the year		R$ 5,715
Ownership - %		99.99%
Level		Indirect
BCPS
Consolidation of subsidiaries
Assets		R$ 1,236
Liabilities		251
Total equity		985
Net income for the year		R$ 429
Ownership - %		99.50%
Level		Indirect
R2TECH
Consolidation of subsidiaries
Assets		R$ 2,460
Liabilities		894
Total equity		1,566
Net income for the year		R$ 1,307
Ownership - %		51.00%
Level		Indirect
BIVA
Consolidation of subsidiaries
Assets		R$ 2,482
Liabilities		1,730
Total equity		752
Net income for the year		R$ (1,569)
Ownership - %	75.13%	59.31%
Level		Indirect
FIDC
Consolidation of subsidiaries
Assets		R$ 182,163
Liabilities		404
Total equity		181,759
Net income for the year		R$ 1,758
Ownership - %		100.00%
Level		Indirect